American Funds Emerging Markets Bond Fund®
Investment portfolio
September 30, 2024
unaudited

Bonds, notes & other debt instruments 90.44% Bonds & notes of governments & government agencies outside the U.S. 70.42%	Principal amount (000)	Value (000)
Abu Dhabi (Emirate of) 2.50% 9/30/2029[1]	USD350	$326
Abu Dhabi (Emirate of) 3.125% 9/30/2049	9,447	6,949
Abu Dhabi (Emirate of) 5.50% 4/30/2054[1]	4,225	4,515
Albania (Republic of) 5.90% 6/9/2028	EUR4,140	4,830
Albania (Republic of) 5.90% 6/9/2028	1,400	1,633
Angola (Republic of) 8.25% 5/9/2028	USD1,800	1,713
Angola (Republic of) 8.00% 11/26/2029	3,840	3,498
Angola (Republic of) 8.00% 11/26/2029[1]	1,500	1,367
Angola (Republic of) 8.75% 4/14/2032	11,985	10,774
Angola (Republic of) 8.75% 4/14/2032[1]	500	449
Angola (Republic of) 9.125% 11/26/2049	6,680	5,549
Argentine Republic 0.50% 7/9/2029	EUR65	45
Argentine Republic 1.00% 7/9/2029	USD1,290	846
Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027)[2]	23,837	14,481
Argentine Republic 4.125% 7/9/2035 (4.75% on 7/9/2027)[2]	12,632	6,095
Argentine Republic 0% 12/15/2035	600	15
Argentine Republic 4.25% 1/9/2038	EUR978	518
Asian Development Bank 6.20% 10/6/2026	INR193,800	2,303
Azerbaijan (Republic of) 3.50% 9/1/2032	USD1,610	1,449
Benin (Republic of) 4.875% 1/19/2032	EUR2,500	2,495
Benin (Republic of) 7.96% 2/13/2038[1]	USD430	427
Benin (Republic of) 7.96% 2/13/2038	400	398
Brazil (Federative Republic of) 10.00% 1/1/2025	BRL10,600	1,937
Brazil (Federative Republic of) 0% 7/1/2025	6,573	1,111
Brazil (Federative Republic of) 0% 1/1/2026	51,800	8,231
Brazil (Federative Republic of) 10.00% 1/1/2027	32,563	5,716
Brazil (Federative Republic of) 0% 7/1/2027	220,400	29,423
Brazil (Federative Republic of) 10.00% 1/1/2029	192,791	32,796
Brazil (Federative Republic of) 0% 1/1/2030	140,600	13,958
Brazil (Federative Republic of) 3.875% 6/12/2030	USD1,300	1,217
Brazil (Federative Republic of) 10.00% 1/1/2031	BRL102,886	16,997
Brazil (Federative Republic of) 6.00% 8/15/2032[3]	24	4,232
Brazil (Federative Republic of) 10.00% 1/1/2033	127,268	20,725
Brazil (Federative Republic of) 6.125% 3/15/2034	USD1,300	1,328
Brazil (Federative Republic of) 6.00% 8/15/2050[3]	BRL239	41,497
Bulgaria (Republic of) 4.50% 1/27/2033	EUR1,710	2,051
Bulgaria (Republic of) 4.50% 1/27/2033	800	960
Bulgaria (Republic of) 5.00% 3/5/2037	USD1,442	1,445
Bulgaria (Republic of) 4.25% 9/5/2044	EUR2,944	3,314
Cameroon (Republic of) 9.50% 7/31/2031	USD2,375	2,317
Chile (Republic of) 2.30% 10/1/2028	CLP765,000	780
Chile (Republic of) 4.85% 1/22/2029	USD995	1,018
Chile (Republic of) 1.90% 9/1/2030[3]	CLP8,778	9,713
Chile (Republic of) 3.875% 7/9/2031	EUR3,585	4,114
Chile (Republic of) 6.00% 4/1/2033	CLP3,605,000	4,359
Chile (Republic of) 5.30% 11/1/2037	1,710,000	1,959
American Funds Emerging Markets Bond Fund — Page 1 of 22

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Chile (Republic of) 3.10% 5/7/2041	USD2,150	$1,684
Chile (Republic of) 4.34% 3/7/2042	3,850	3,526
Chile (Republic of) 4.00% 1/31/2052	200	166
China (People’s Republic of), Series 2216, 2.50% 7/25/2027	CNY2,000	291
China (People’s Republic of), Series INBK, 2.68% 5/21/2030	16,050	2,365
China (People’s Republic of), Series INBK, 2.69% 8/15/2032	9,450	1,398
China (People’s Republic of), Series INBK, 2.67% 11/25/2033	16,000	2,369
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	47,400	6,806
China (People’s Republic of), Series INBK, 3.39% 3/16/2050	25,170	4,300
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	63,500	10,490
China (People’s Republic of), Series INBK, 3.19% 4/15/2053	25,940	4,342
China (People’s Republic of), Series INBK, 2.35% 2/25/2034	37,200	5,371
China Development Bank Corp., Series 2009, 3.39% 7/10/2027	9,590	1,421
Colombia (Republic of) 4.50% 3/15/2029	USD241	229
Colombia (Republic of) 3.00% 1/30/2030	4,278	3,678
Colombia (Republic of) 7.00% 3/26/2031	COP5,102,400	1,076
Colombia (Republic of) 3.125% 4/15/2031	USD1,311	1,086
Colombia (Republic of) 3.25% 4/22/2032	1,053	852
Colombia (Republic of) 8.00% 4/20/2033	4,560	4,901
Colombia (Republic of) 7.50% 2/2/2034	8,610	8,955
Colombia (Republic of) 8.00% 11/14/2035	4,350	4,647
Colombia (Republic of) 7.375% 9/18/2037	610	621
Colombia (Republic of) 5.625% 2/26/2044	261	211
Colombia (Republic of) 5.00% 6/15/2045	2,005	1,484
Colombia (Republic of) 5.20% 5/15/2049	2,400	1,783
Colombia (Republic of) 4.125% 5/15/2051	6,550	4,151
Colombia (Republic of) 8.75% 11/14/2053	1,900	2,089
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP58,034,700	12,234
Colombia (Republic of), Series B, 13.25% 2/9/2033	27,940,400	7,884
Colombia (Republic of), Series B, 7.25% 10/18/2034	9,949,100	1,963
Colombia (Republic of), Series UVR, 3.75% 2/25/2037[3]	52	4,134
Colombia (Republic of), Series B, 9.25% 5/28/2042	42,917,200	9,004
Colombia (Republic of), Series B, 7.25% 10/26/2050	3,615,200	595
Cote d’Ivoire (Republic of) 5.25% 3/22/2030	EUR1,380	1,469
Cote d’Ivoire (Republic of) 5.875% 10/17/2031	2,430	2,567
Cote d’Ivoire (Republic of) 5.875% 10/17/2031	1,745	1,844
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	4,650	4,582
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	970	956
Cote d’Ivoire (Republic of) 8.25% 1/30/2037	USD2,400	2,473
Cote d’Ivoire (Republic of) 6.875% 10/17/2040	EUR8,300	8,191
Czech Republic 1.00% 6/26/2026	CZK9,070	384
Czech Republic 2.50% 8/25/2028	78,700	3,373
Czech Republic 0.95% 5/15/2030	97,220	3,757
Czech Republic 1.20% 3/13/2031	87,680	3,372
Czech Republic 1.75% 6/23/2032	10,300	400
Czech Republic 4.90% 4/14/2034	319,490	15,402
Czech Republic 1.95% 7/30/2037	186,880	6,635
Development Bank of Kazakhstan JSC 10.75% 2/12/2025	KZT85,750	177
Development Bank of Kazakhstan JSC 10.95% 5/6/2026	613,500	1,237
Development Bank of Kazakhstan JSC 10.95% 5/6/2026	218,500	441
Development Bank of Kazakhstan JSC 13.00% 4/15/2027	868,500	1,812
Development Bank of Kazakhstan JSC 13.00% 4/15/2027	400,000	835
Dominican Republic 6.875% 1/29/2026	USD2,550	2,600
Dominican Republic 5.95% 1/25/2027[1]	2,300	2,334
Dominican Republic 5.95% 1/25/2027	1,700	1,725
American Funds Emerging Markets Bond Fund — Page 2 of 22

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Dominican Republic 5.50% 2/22/2029[1]	USD1,420	$1,432
Dominican Republic 5.50% 2/22/2029	500	504
Dominican Republic 4.50% 1/30/2030[1]	1,588	1,522
Dominican Republic 7.05% 2/3/2031[1]	665	717
Dominican Republic 6.00% 2/22/2033[1]	805	824
Dominican Republic 10.75% 6/1/2036	DOP194,900	3,459
Dominican Republic 5.30% 1/21/2041	USD2,000	1,844
Dominican Republic 5.30% 1/21/2041[1]	887	818
Dominican Republic 5.875% 1/30/2060	4,605	4,326
Dominican Republic 5.875% 1/30/2060[1]	1,342	1,261
Dua Capital, Ltd. 1.658% 5/11/2026	1,500	1,434
Dua Capital, Ltd. 2.78% 5/11/2031	5,570	5,003
Egypt (Arab Republic of) 5.80% 9/30/2027	2,025	1,917
Egypt (Arab Republic of) 6.588% 2/21/2028[1]	2,528	2,421
Egypt (Arab Republic of) 6.588% 2/21/2028	2,155	2,064
Egypt (Arab Republic of) 7.60% 3/1/2029	1,260	1,218
Egypt (Arab Republic of) 5.625% 4/16/2030	EUR1,000	932
Egypt (Arab Republic of) 5.875% 2/16/2031	USD6,570	5,498
Egypt (Arab Republic of) 7.053% 1/15/2032	2,759	2,396
Egypt (Arab Republic of) 7.625% 5/29/2032	7,080	6,287
Egypt (Arab Republic of) 7.625% 5/29/2032[1]	575	511
Egypt (Arab Republic of) 8.50% 1/31/2047	5,250	4,246
Egypt (Arab Republic of) 7.903% 2/21/2048	1,801	1,393
Egypt (Arab Republic of) 8.70% 3/1/2049	5,940	4,874
Egypt (Arab Republic of) 8.875% 5/29/2050	660	548
Egypt (Arab Republic of) 8.75% 9/30/2051	880	722
Egypt (Arab Republic of) 8.15% 11/20/2059	9,555	7,418
Egypt (Arab Republic of) 8.15% 11/20/2059[1]	1,300	1,009
Egypt (Arab Republic of) 7.50% 2/16/2061	6,770	4,917
European Bank for Reconstruction and Development 6.30% 10/26/2027	INR156,000	1,845
European Bank for Reconstruction and Development 6.25% 4/11/2028	121,200	1,436
Export-Import Bank of India 5.50% 1/18/2033	USD1,600	1,683
Gabonese Republic 6.95% 6/16/2025	4,248	3,992
Gabonese Republic 6.625% 2/6/2031	3,200	2,485
Gabonese Republic 6.625% 2/6/2031[1]	400	311
Gabonese Republic 7.00% 11/24/2031	11,800	9,153
Gabonese Republic 7.00% 11/24/2031[1]	1,820	1,412
Georgia (Republic of) 2.75% 4/22/2026[1]	1,975	1,873
Honduras (Republic of) 6.25% 1/19/2027	9,594	9,309
Honduras (Republic of) 6.25% 1/19/2027[1]	263	255
Honduras (Republic of) 5.625% 6/24/2030	11,465	10,198
Honduras (Republic of) 5.625% 6/24/2030[1]	2,285	2,033
Hungary (Republic of) 9.50% 10/21/2026	HUF625,000	1,881
Hungary (Republic of) 6.125% 5/22/2028[1]	USD1,770	1,847
Hungary (Republic of) 2.00% 5/23/2029	HUF508,750	1,218
Hungary (Republic of) 4.00% 7/25/2029	EUR2,490	2,819
Hungary (Republic of) 2.125% 9/22/2031	USD810	673
Hungary (Republic of) 6.25% 9/22/2032[1]	1,000	1,078
Hungary (Republic of) 5.375% 9/12/2033	EUR3,800	4,567
Hungary (Republic of) 5.50% 6/16/2034	USD1,000	1,022
Hungary (Republic of) 5.50% 3/26/2036[1]	5,565	5,613
Hungary (Republic of) 5.50% 3/26/2036	1,500	1,513
Hungary (Republic of), Series B, 5.50% 6/24/2025	HUF1,096,900	3,078
Hungary (Republic of) 1.00% 11/26/2025	947,430	2,529
Hungary (Republic of), Series A, 6.75% 10/22/2028	1,305,380	3,801
American Funds Emerging Markets Bond Fund — Page 3 of 22

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Hungary (Republic of), Series A, 3.25% 10/22/2031	HUF1,388,890	$3,319
Hungary (Republic of), Series 32-A, 4.75% 11/24/2032	2,566,090	6,624
India (Republic of) 7.10% 4/18/2029	INR286,000	3,469
India (Republic of) 6.54% 1/17/2032	1,007,410	11,922
India (Republic of) 7.18% 8/14/2033	438,230	5,374
India (Republic of) 7.18% 7/24/2037	406,780	5,031
India (Republic of) 7.06% 10/10/2046	50,000	612
India (Republic of) 7.72% 6/15/2049	235,400	3,105
India (Republic of) 7.16% 9/20/2050	12,000	149
India (Republic of) 6.67% 12/17/2050	61,500	718
India (Republic of) 7.30% 6/19/2053	281,000	3,546
Indonesia (Republic of), Series 31, 0.99% 5/27/2027	JPY300,000	2,090
Indonesia (Republic of) 3.50% 1/11/2028	USD1,400	1,376
Indonesia (Republic of) 4.75% 9/20/2032	2,040	2,062
Indonesia (Republic of) 5.25% 1/17/2042	2,200	2,290
Indonesia (Republic of), Series 86, 5.50% 4/15/2026	IDR16,500,000	1,079
Indonesia (Republic of), Series 64, 6.125% 5/15/2028	64,769,000	4,268
Indonesia (Republic of), Series 71, 9.00% 3/15/2029	29,135,000	2,133
Indonesia (Republic of), Series 101, 6.875% 4/15/2029	25,000,000	1,698
Indonesia (Republic of), Series 78, 8.25% 5/15/2029	16,907,000	1,207
Indonesia (Republic of), Series 82, 7.00% 9/15/2030	171,500,000	11,717
Indonesia (Republic of), Series 87, 6.50% 2/15/2031	290,902,000	19,368
Indonesia (Republic of), Series 73, 8.75% 5/15/2031	28,473,000	2,111
Indonesia (Republic of), Series 91, 6.375% 4/15/2032	396,871,000	26,132
Indonesia (Republic of), Series 58, 8.25% 6/15/2032	40,712,000	2,976
Indonesia (Republic of), Series 74, 7.50% 8/15/2032	100,000,000	7,012
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	280,858,000	19,229
Indonesia (Republic of), Series 65, 6.625% 5/15/2033	19,400,000	1,295
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	577,226,000	38,679
Indonesia (Republic of), Series 68, 8.375% 3/15/2034	45,362,000	3,391
Indonesia (Republic of), Series 80, 7.50% 6/15/2035	113,080,000	8,020
Indonesia (Republic of), Series 72, 8.25% 5/15/2036	49,024,000	3,675
Indonesia (Republic of), Series 98, 7.125% 6/15/2038	11,855,000	816
Indonesia (Republic of), Series FR92, 7.125% 6/15/2042	33,170,000	2,281
Indonesia (Republic of), Series FR97 7.125% 6/15/2043	27,113,000	1,857
Indonesia Asahan Aluminium (Persero) PT 4.75% 5/15/2025	USD1,600	1,597
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030	260	266
Inter-American Development Bank 7.00% 1/25/2029	INR400,000	4,813
Inter-American Development Bank 7.00% 4/17/2033	126,000	1,524
International Bank for Reconstruction and Development 6.85% 4/24/2028	284,000	3,424
International Bank for Reconstruction and Development 6.05% 2/9/2029	34,500	399
International Bank for Reconstruction and Development 6.75% 7/13/2029	471,600	5,624
International Finance Corp. 6.30% 11/25/2024	40,000	478
Israel (State of) 2.875% 3/16/2026	USD373	362
Israel (State of) 2.25% 9/28/2028	ILS3,050	752
Israel (State of) 3.75% 2/28/2029	5,437	1,412
Israel (State of) 2.75% 7/3/2030	USD3,035	2,664
Israel (State of) 1.30% 4/30/2032	ILS39,076	8,219
Israel (State of) 4.50% 1/17/2033	USD4,355	4,098
Israel (State of) 5.50% 3/12/2034	13,394	13,492
Israel (State of) 4.00% 3/30/2035	ILS17,700	4,412
Israel (State of) 5.75% 3/12/2054	USD3,420	3,262
Jordan (Hashemite Kingdom of) 6.125% 1/29/2026	2,100	2,079
Jordan (Hashemite Kingdom of) 7.50% 1/13/2029	2,000	2,037
Jordan (Hashemite Kingdom of) 5.85% 7/7/2030	1,556	1,470
American Funds Emerging Markets Bond Fund — Page 4 of 22

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Jordan (Hashemite Kingdom of) 7.375% 10/10/2047	USD2,136	$1,978
Khazanah Capital, Ltd. 4.876% 6/1/2033	3,500	3,568
Khazanah Global Sukuk Berhad 4.687% 6/1/2028	1,500	1,518
Magyar Export-Import Bank 6.125% 12/4/2027	200	206
Malaysia (Federation of), Series 0115, 3.955% 9/15/2025	MYR3,500	855
Malaysia (Federation of), Series 0120, 3.422% 9/30/2027	1,018	247
Malaysia (Federation of), Series 0417, 3.899% 11/16/2027	13,300	3,275
Malaysia (Federation of), Series 0513, 3.733% 6/15/2028	1,870	458
Malaysia (Federation of), Series 0218, 4.369% 10/31/2028	21,479	5,387
Malaysia (Federation of), Series 0119, 4.13% 7/9/2029	16,800	4,186
Malaysia (Federation of), Series 0219, 3.885% 8/15/2029	75,217	18,559
Malaysia (Federation of), Series 0220, 2.632% 4/15/2031	45,587	10,386
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	22,130	5,417
Malaysia (Federation of), Series 0415, 4.254% 5/31/2035	85,000	21,445
Malaysia (Federation of), Series 0615, 4.786% 10/31/2035	9,925	2,624
Malaysia (Federation of), Series 0317, 4.762% 4/7/2037	8,842	2,330
Malaysia (Federation of), Series 0418, 4.893% 6/8/2038	48,820	13,076
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	16,000	3,789
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041	699	178
Malaysia (Federation of) , Series 0224 4.18% 5/16/2044	600	148
Malaysia (Federation of), Series 0519, 4.638% 11/15/2049	2,448	641
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	13,894	3,330
Malaysia (Federation of), Series 022, 5.357% 5/15/2052	2,352	679
Malaysia (Federation of), Series 0123, 4.457% 3/31/2053	2,800	710
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD1,030	1,079
MIC Capital Management (RSC) Seven, Ltd. 5.084% 5/22/2053[1]	200	200
Mongolia (State of) 7.875% 6/5/2029	3,752	3,977
Morocco (Kingdom of) 5.95% 3/8/2028[1]	1,225	1,267
Mozambique (Republic of) 9.00% 9/15/2031	12,240	10,629
Namibia (Republic of) 5.25% 10/29/2025	3,400	3,374
Nigeria (Republic of) 7.875% 2/16/2032	6,830	6,161
Nigeria (Republic of) 7.696% 2/23/2038	11,950	9,780
Nigeria (Republic of) 8.25% 9/28/2051	3,135	2,508
Oman (Sultanate of) 5.625% 1/17/2028	1,000	1,025
Oman (Sultanate of) 6.00% 8/1/2029	6,200	6,508
Oman (Sultanate of) 4.875% 6/15/2030[1]	800	812
Oman (Sultanate of) 6.75% 1/17/2048	5,950	6,457
Pakistan (Islamic Republic of) 6.00% 4/8/2026	400	376
Panama (Republic of) 6.375% 7/25/2033[1]	5,768	5,600
Panama (Republic of) 6.40% 2/14/2035	7,960	8,150
Panama (Republic of) 6.875% 1/31/2036	6,035	6,344
Panama (Republic of) 8.00% 3/1/2038	9,430	10,673
Panama (Republic of) 4.50% 5/15/2047	1,350	1,027
Panama (Republic of) 4.50% 4/16/2050	3,300	2,434
Panama (Republic of) 4.30% 4/29/2053	820	583
Panama (Republic of) 6.853% 3/28/2054	1,200	1,218
Panama (Republic of) 4.50% 4/1/2056	6,813	4,920
Panama (Republic of) 7.875% 3/1/2057	1,485	1,681
Panama (Republic of) 3.87% 7/23/2060	8,566	5,418
Panama (Republic of) 4.50% 1/19/2063	4,604	3,229
Paraguay (Republic of) 5.00% 4/15/2026	154	154
Paraguay (Republic of) 4.95% 4/28/2031	430	430
Paraguay (Republic of) 5.60% 3/13/2048[1]	2,432	2,336
Peru (Republic of) 6.95% 8/12/2031	PEN747	216
Peru (Republic of) 6.15% 8/12/2032	6,752	1,850
American Funds Emerging Markets Bond Fund — Page 5 of 22

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Peru (Republic of) 8.75% 11/21/2033	USD3,130	$3,944
Peru (Republic of) 3.00% 1/15/2034	840	722
Peru (Republic of) 5.40% 8/12/2034	PEN18,201	4,616
Peru (Republic of) 5.40% 8/12/2034	3,039	771
Peru (Republic of) 7.60% 8/12/2039	5,211	1,533
Peru (Republic of) 3.55% 3/10/2051	USD2,600	1,974
Peru (Republic of) 5.875% 8/8/2054	95	100
Peru (Republic of) 2.78% 12/1/2060	1,865	1,130
Peru (Republic of) 3.60% 1/15/2072	200	138
PETRONAS Capital, Ltd. 3.50% 4/21/2030[1]	1,200	1,152
PETRONAS Capital, Ltd. 3.50% 4/21/2030	500	480
PETRONAS Capital, Ltd. 4.50% 3/18/2045	200	186
PETRONAS Capital, Ltd. 3.404% 4/28/2061	250	182
Philippines (Republic of) 6.25% 2/28/2029	PHP137,555	2,526
Philippines (Republic of) 6.50% 5/19/2029	28,460	527
Philippines (Republic of) 5.609% 4/13/2033	USD2,400	2,577
Philippines (Republic of) 3.95% 1/20/2040	350	317
Philippines (Republic of) 2.95% 5/5/2045	1,000	740
Philippines (Republic of) 5.95% 10/13/2047	1,000	1,128
Poland (Republic of) 4.75% 7/25/2029	PLN32,370	8,341
Poland (Republic of) 4.875% 10/4/2033	USD2,545	2,593
Poland (Republic of) 5.125% 9/18/2034	300	309
Poland (Republic of) 5.50% 3/18/2054	200	205
Poland (Republic of), Series 5Y, 3.75% 5/25/2027	PLN69,813	17,694
Poland (Republic of), Series 0728, 7.50% 7/25/2028	1,400	397
Poland (Republic of), Series 0429, 5.75% 4/25/2029	42,720	11,488
Poland (Republic of), Series 1030, 1.25% 10/25/2030	32,675	6,879
Poland (Republic of), Series 0432, 1.75% 4/25/2032	16,614	3,430
Poland (Republic of), Series 1033, 6.00% 10/25/2033	195,005	53,607
Poland (Republic of), Series 1034, 5.00% 10/25/2034	32,700	8,332
Qatar (State of) 4.00% 3/14/2029	USD2,330	2,336
Qatar (State of) 6.40% 1/20/2040	300	357
Qatar (State of) 4.40% 4/16/2050[1]	2,550	2,372
Republika Srpska 4.75% 4/27/2026	EUR959	1,054
Romania 3.65% 7/28/2025	RON16,310	3,585
Romania 8.75% 10/30/2028	3,860	937
Romania 6.625% 9/27/2029	EUR4,700	5,744
Romania 1.75% 7/13/2030	3,400	3,237
Romania 5.375% 3/22/2031	5,186	5,924
Romania 2.124% 7/16/2031	2,100	1,964
Romania 5.25% 5/30/2032	5,700	6,380
Romania 2.00% 4/14/2033	830	720
Romania 6.375% 1/30/2034[1]	USD3,704	3,864
Romania 6.375% 1/30/2034	1,144	1,193
Romania 4.75% 10/11/2034	RON11,745	2,283
Romania 5.625% 5/30/2037	EUR19,235	21,190
Romania 5.625% 5/30/2037	300	330
Romania 2.875% 4/13/2042	4,000	3,016
Romania 6.00% 9/24/2044	7,970	8,824
Romania 7.625% 1/17/2053[1]	USD200	230
Saudi Arabia (Kingdom of) 3.25% 10/26/2026	1,800	1,771
Saudi Arabia (Kingdom of) 4.75% 1/18/2028[1]	1,100	1,123
Saudi Arabia (Kingdom of) 4.75% 1/18/2028	1,000	1,021
Saudi Arabia (Kingdom of) 4.875% 7/18/2033[1]	3,178	3,237
Saudi Arabia (Kingdom of) 4.875% 7/18/2033	808	823
American Funds Emerging Markets Bond Fund — Page 6 of 22

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Saudi Arabia (Kingdom of) 5.00% 1/16/2034[1]	USD4,000	$4,097
Saudi Arabia (Kingdom of) 5.00% 1/16/2034	3,200	3,278
Saudi Arabia (Kingdom of) 5.00% 1/18/2053	5,000	4,646
Saudi Arabia (Kingdom of) 5.00% 1/18/2053[1]	875	813
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	13,416	13,735
Saudi Arabia (Kingdom of) 5.75% 1/16/2054[1]	4,210	4,310
Senegal (Republic of) 4.75% 3/13/2028	EUR2,960	3,082
Senegal (Republic of) 4.75% 3/13/2028	1,840	1,916
Senegal (Republic of) 6.25% 5/23/2033	USD900	777
Senegal (Republic of) 5.375% 6/8/2037	EUR6,155	5,054
Senegal (Republic of) 5.375% 6/8/2037	1,000	821
Senegal (Republic of) 6.75% 3/13/2048	USD8,800	6,511
Serbia (Republic of) 6.50% 9/26/2033[1]	3,319	3,558
Serbia (Republic of) 6.50% 9/26/2033	1,700	1,822
South Africa (Republic of) 5.875% 6/22/2030	1,920	1,940
South Africa (Republic of) 5.875% 4/20/2032	1,500	1,498
South Africa (Republic of) 6.25% 3/8/2041	200	189
South Africa (Republic of) 5.75% 9/30/2049	1,500	1,250
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR138,975	7,766
South Africa (Republic of), Series R-213, 7.00% 2/28/2031	52,800	2,738
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	130,044	7,055
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	997,150	53,452
South Africa (Republic of), Series R-209, 6.25% 3/31/2036	154,500	6,598
South Africa (Republic of), Series R-2037, 8.50% 1/31/2037	119,630	6,015
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	379,972	19,253
South Africa (Republic of), Series R-214, 6.50% 2/28/2041	785,801	31,423
South Africa (Republic of), Series R-2044, 8.75% 1/31/2044	93,490	4,535
South Africa (Republic of), Series R-2048, 8.75% 2/28/2048	270,680	13,125
South Africa (Republic of), Series R-2035, 11.625% 3/31/2053	106,200	6,671
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	KRW7,329,100	6,091
South Korea (Republic of), Series 4209, 3.25% 9/10/2042	1,820,440	1,446
Thailand (Kingdom of) 3.85% 12/12/2025	THB71,348	2,245
Thailand (Kingdom of) 1.00% 6/17/2027	123,994	3,711
Thailand (Kingdom of) 2.00% 12/17/2031	77,400	2,334
Thailand (Kingdom of) 3.775% 6/25/2032	98,657	3,338
Thailand (Kingdom of) 3.35% 6/17/2033	100,000	3,301
Thailand (Kingdom of) 1.60% 6/17/2035	41,249	1,163
Thailand (Kingdom of) 3.39% 6/17/2037	131,378	4,386
Thailand (Kingdom of) 3.30% 6/17/2038	19,215	636
Thailand (Kingdom of) 2.00% 6/17/2042	51,263	1,408
Thailand (Kingdom of) 3.45% 6/17/2043	711,510	23,787
Thailand (Kingdom of) 2.875% 6/17/2046	77,958	2,319
Thailand (Kingdom of) 2.75% 6/17/2052	18,757	551
Thailand (Kingdom of) 4.00% 6/17/2055	68,816	2,484
Tunisia, Government of 5.75% 1/30/2025	USD1,400	1,360
Turkey (Republic of) 1.50% 6/18/2025[3]	TRY53	1,466
Turkey (Republic of), Series 5Y, 12.60% 10/1/2025	915,932	21,226
Turkey (Republic of), Series 5Y, 9.875% 1/15/2028	USD1,410	1,600
Turkey (Republic of), Series 5Y, 17.30% 7/19/2028	TRY704,543	14,998
Turkey (Republic of) 31.08% 11/8/2028	32,438	975
Turkey (Republic of) 9.125% 7/13/2030	USD1,400	1,600
Turkey (Republic of) 5.875% 6/26/2031	1,900	1,849
Turkey (Republic of) 7.125% 7/17/2032	3,990	4,123
Turkey (Republic of) 17.80% 7/13/2033	TRY15,500	321
Turkey (Republic of) 6.50% 9/20/2033	USD1,310	1,300
American Funds Emerging Markets Bond Fund — Page 7 of 22

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Turkey (Republic of) 6.00% 1/14/2041	USD400	$353
Turkey (Republic of), Series 30Y, 4.875% 4/16/2043	7,150	5,404
Turkey (Republic of) 5.75% 5/11/2047	2,510	2,039
Ukraine 15.50% 10/2/2024[4]	UAH4,271	92
Ukraine 12.70% 10/30/2024	1,880	41
Ukraine 19.50% 1/15/2025	42,224	924
United Mexican States 0% 10/3/2024	MXN4,200	213
United Mexican States 4.50% 12/4/2025[3]	72	3,562
United Mexican States 8.50% 3/1/2029	42,000	2,080
United Mexican States 4.875% 5/19/2033	USD875	840
United Mexican States 6.35% 2/9/2035	1,740	1,828
United Mexican States 4.50% 11/22/2035[3]	MXN204	10,008
United Mexican States 6.00% 5/7/2036	USD1,110	1,133
United Mexican States 4.50% 1/31/2050	1,517	1,209
United Mexican States 6.338% 5/4/2053	3,992	3,979
United Mexican States 6.40% 5/7/2054	3,500	3,509
United Mexican States 3.771% 5/24/2061	5,861	3,844
United Mexican States 3.75% 4/19/2071	880	562
United Mexican States, Series M, 7.50% 6/3/2027	MXN82,390	4,025
United Mexican States, Series M20, 8.50% 5/31/2029	125,043	6,201
United Mexican States, Series M, 7.75% 5/29/2031	615,860	29,100
United Mexican States, Series S, 2.75% 11/27/2031[3]	49	2,195
United Mexican States, Series M, 7.50% 5/26/2033	92,900	4,220
United Mexican States, Series M, 7.75% 11/23/2034	296,273	13,512
United Mexican States, Series M30, 10.00% 11/20/2036	23,040	1,227
United Mexican States, Series M30, 8.50% 11/18/2038	163,600	7,657
United Mexican States, Series M, 8.00% 11/7/2047	26,673	1,147
United Mexican States, Series M, 8.00% 7/31/2053	537,832	22,910
United Mexican States, Series S, 4.00% 10/29/2054[3]	352	15,191
Venezuela (Bolivarian Republic of) 7.00% 12/1/2018[5]	USD155	19
Venezuela (Bolivarian Republic of) 7.75% 10/13/2019[5]	3,170	413
Venezuela (Bolivarian Republic of) 6.00% 12/9/2020[5]	2,293	280
Venezuela (Bolivarian Republic of) 9.00% 5/7/2023[5]	2,257	323
Venezuela (Bolivarian Republic of) 8.25% 10/13/2024[5]	1,076	151
Venezuela (Bolivarian Republic of) 9.25% 5/7/2028[5]	562	84
Venezuela (Bolivarian Republic of) 7.00% 3/31/2038[5]	377	52
		1,801,911
Corporate bonds, notes & loans 17.38% Energy 5.39%
3R Lux SARL 9.75% 2/5/2031[1]	1,420	1,497
3R Lux SARL 9.75% 2/5/2031	598	631
Abu Dhabi Crude Oil Pipeline, LLC 4.60% 11/2/2047	10,350	9,755
Adnoc Murban Rsc, Ltd. 5.125% 9/11/2054[1]	450	443
AI Candelaria (Spain), S.L.U. 7.50% 12/15/2028	307	304
AI Candelaria (Spain), S.L.U. 5.75% 6/15/2033	2,350	1,925
AI Candelaria (Spain), S.L.U. 5.75% 6/15/2033[1]	2,250	1,843
Borr IHC, Ltd. 10.375% 11/15/2030[1]	3,025	3,200
Borr IHC, Ltd. 10.375% 11/15/2030	585	619
Cosan Luxembourg SA 7.50% 6/27/2030[1]	1,200	1,259
Cosan Luxembourg SA 7.25% 6/27/2031[1]	1,200	1,261
Ecopetrol SA 8.625% 1/19/2029	200	216
Ecopetrol SA 8.875% 1/13/2033	2,080	2,232
Ecopetrol SA 8.375% 1/19/2036	200	205
Ecopetrol SA 5.875% 5/28/2045	457	343
American Funds Emerging Markets Bond Fund — Page 8 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
EIG Pearl Holdings SARL 3.545% 8/31/2036	USD6,400	$5,702
Empresa Nacional del Petroleo 5.95% 7/30/2034[1]	3,795	3,994
FORESEA Holding SA 7.50% 6/15/2030	639	612
Galaxy Pipeline Assets Bidco, Ltd. 2.94% 9/30/2040	3,284	2,770
Galaxy Pipeline Assets Bidco, Ltd. 3.25% 9/30/2040	1,700	1,380
GeoPark, Ltd. 5.50% 1/17/2027	933	890
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[1]	4,740	4,910
Guara Norte SARL 5.198% 6/15/2034[1]	2,084	1,986
Guara Norte SARL 5.198% 6/15/2034	580	553
Kosmos Energy, Ltd. 7.125% 4/4/2026[6]	1,522	1,511
Kosmos Energy, Ltd. 7.50% 3/1/2028[6]	1,463	1,417
Modec Finance BV 7.84% 7/15/2026[4,6]	200	201
MV24 Capital BV 6.748% 6/1/2034	3,431	3,358
MV24 Capital BV 6.748% 6/1/2034[1]	1,357	1,328
Oleoducto Central SA 4.00% 7/14/2027[1]	2,495	2,390
Petroleos Mexicanos 6.875% 10/16/2025	1,230	1,232
Petroleos Mexicanos 6.875% 8/4/2026	984	981
Petroleos Mexicanos 7.47% 11/12/2026	MXN354,518	16,559
Petroleos Mexicanos 6.49% 1/23/2027	USD5,090	5,015
Petroleos Mexicanos 6.84% 1/23/2030	2,850	2,641
Petroleos Mexicanos 5.95% 1/28/2031	11,150	9,657
Petroleos Mexicanos 6.70% 2/16/2032	6,580	5,904
Petroleos Mexicanos 7.69% 1/23/2050	15,300	11,964
Petroleos Mexicanos 6.95% 1/28/2060	5,765	4,138
Petrorio Luxembourg Holding SARL 6.125% 6/9/2026	700	700
Petrorio Luxembourg Holding SARL 6.125% 6/9/2026[1]	500	500
PTTEP Treasury Center Co., Ltd. 2.587% 6/10/2027[1]	278	266
PTTEP Treasury Center Co., Ltd. 2.587% 6/10/2027	200	191
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	1,228	1,143
Qatar Energy 3.125% 7/12/2041[1]	2,995	2,385
Qatar Energy 3.30% 7/12/2051[1]	2,710	2,036
Raizen Fuels Finance SA 6.45% 3/5/2034[1]	200	212
Reliance Industries, Ltd. 3.625% 1/12/2052	250	190
Saudi Arabian Oil Co. 5.75% 7/17/2054[1]	7,930	8,045
Thaioil Treasury Center Co., Ltd. 4.875% 1/23/2043	200	182
Thaioil Treasury Center Co., Ltd. 3.50% 10/17/2049	400	284
Thaioil Treasury Center Co., Ltd. 3.75% 6/18/2050	200	148
Transportadora de Gas del Sur SA 8.50% 7/24/2031[1]	3,020	3,151
Tullow Oil PLC 10.25% 5/15/2026	600	545
YPF SA 8.75% 9/11/2031[1]	1,100	1,117
		137,921
Financials 2.91%
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[2]	EUR2,800	2,798
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029)[2]	300	347
Banco de Credito del Peru SA 3.25% 9/30/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.45% on 9/30/2026)[2]	USD6,380	6,055
Banco de Credito del Peru SA 3.25% 9/30/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.45% on 9/30/2026)[1,2]	2,955	2,804
Bangkok Bank Public Co., Ltd. 4.45% 9/19/2028[1]	1,500	1,501
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[2]	6,856	6,363
Bank of East Asia, Ltd. 4.875% 4/22/2032 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 4/22/2027)[2]	1,750	1,713
American Funds Emerging Markets Bond Fund — Page 9 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of East Asia, Ltd. 5.825% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.527% on 10/21/2025)[2]	USD1,470	$1,458
BBVA Bancomer SA 5.875% 9/13/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.308% on 9/13/2029)[2]	5,626	5,479
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[2]	1,740	1,899
BBVA Bancomer, SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[1,2]	1,000	1,091
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	272	236
Eurobank Ergasias Services and Holdings SA 10.00% 12/6/2032 (5-year EUR Mid-Swap + 7.588% on 12/6/2027)[2]	EUR1,180	1,519
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028)[2]	2,655	3,197
HDFC Bank, Ltd. 8.10% 3/22/2025	INR60,000	716
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[2]	USD1,000	917
HSBC Holdings PLC 8.113% 11/3/2033 (USD-SOFR + 4.25% on 11/3/2032)[2]	1,900	2,260
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[2]	250	287
Itau Unibanco Holding SA 4.50% 11/21/2029 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.822% on 11/21/2024)[2]	1,686	1,683
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[2]	9,900	9,502
Kookmin Bank 5.375% 5/8/2027[1]	980	1,011
Korea Exchange Bank 3.25% 3/30/2027[1]	870	852
Manappuram Finance, Ltd. 7.375% 5/12/2028	2,000	2,048
Muangthai Capital PCL 6.875% 9/30/2028	3,000	3,026
NongHyup Bank 4.875% 7/3/2028[1]	1,395	1,425
Power Finance Corp., Ltd. 3.90% 9/16/2029	500	482
PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	1,250	1,280
PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027)[2]	6,800	6,544
Vigorous Champion International, Ltd. 4.25% 5/28/2029	750	734
Xiaomi Best Time International, Ltd. 2.875% 7/14/2031	1,500	1,339
Xiaomi Best Time International, Ltd. 2.875% 7/14/2031[1]	415	370
Xiaomi Best Time International, Ltd. 4.10% 7/14/2051[1]	1,120	915
Xiaomi Best Time International, Ltd. 4.10% 7/14/2051	200	163
XP, Inc. 6.75% 7/2/2029[1]	2,490	2,556
		74,570
Utilities 2.74%
Aegea Finance SARL 9.00% 1/20/2031[1]	1,845	1,998
AES Andes SA, junior subordinated, 8.15% 6/10/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.835% on 6/10/2030)[1,2]	1,370	1,417
AES Panama Generation Holdings, SRL 4.375% 5/31/2030[1]	3,180	2,887
AES Panama Generation Holdings, SRL 4.375% 5/31/2030	2,741	2,488
Alfa Desarrollo SpA 4.55% 9/27/2051	2,352	1,860
Alfa Desarrollo SpA 4.55% 9/27/2051[1]	1,110	878
Buffalo Energy Mexico Holdings 7.875% 2/15/2039[1]	735	784
Buffalo Energy Mexico Holdings 7.875% 2/15/2039	200	213
Chile Electricity Lux MPC SARL 6.01% 1/20/2033	1,255	1,301
Chile Electricity Lux MPC SARL 6.01% 1/20/2033[1]	2,514	2,607
China Huaneng Group Co., Ltd. 5.30% perpetual contingent convertible bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 3.775% on 7/5/2027)[2]	3,868	3,922
China Oil and Gas Group, Ltd. 4.70% 6/30/2026	7,009	6,477
Empresas Publicas de Medellin ESP 8.375% 11/8/2027	COP16,026,000	3,489
Empresas Publicas de Medellin ESP 8.375% 11/8/2027	1,400,000	305
Empresas Publicas de Medellin ESP 4.25% 7/18/2029[1]	USD1,602	1,467
American Funds Emerging Markets Bond Fund — Page 10 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Empresas Publicas de Medellin ESP 4.25% 7/18/2029	USD200	$183
Empresas Publicas de Medellin ESP 4.375% 2/15/2031[1]	960	850
Empresas Publicas de Medellin ESP 4.375% 2/15/2031	200	177
Enel Chile SA 4.875% 6/12/2028	1,701	1,711
Enfragen Energia Sur SA 5.375% 12/30/2030	6,644	5,728
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026[1]	510	495
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026	200	194
Eskom Holdings SOC, Ltd. 7.125% 2/11/2025	2,150	2,155
Eskom Holdings SOC, Ltd. 8.45% 8/10/2028	8,390	8,901
Greenko Dutch BV 3.85% 3/29/2026[1]	4,318	4,175
Greenko Dutch BV 3.85% 3/29/2026	358	346
Instituto Costarricense de Electricidad 6.75% 10/7/2031	570	594
Interchile SA 4.50% 6/30/2056	260	221
Investment Energy Resources, Ltd. 6.25% 4/26/2029[1]	920	910
Light Servicos De Eletricidade SA 4.375% 6/18/2026[1,5]	1,500	901
Light Servicos De Eletricidade SA 4.375% 6/18/2026[5]	700	420
Minejesa Capital BV 4.625% 8/10/2030	1,117	1,104
Minejesa Capital BV 5.625% 8/10/2037	200	193
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag 7.50% 6/9/2028	2,875	3,065
SAEL, Ltd. 7.80% 7/31/2031[1]	1,190	1,211
San Miguel Global Power Holdings Corp. 8.75% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.732% on 9/12/2029)[2]	2,940	3,014
SMC Global Power Holdings Corp. 5.95% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.796% on 5/5/2025)[2]	200	200
SMC Global Power Holdings Corp. 7.00% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 9.199% on 10/21/2025)[2]	459	458
TNB Global Ventures Capital Bhd 3.244% 10/19/2026	200	195
YPF Energia Electrica SA 10.00% 7/25/2026	550	562
		70,056
Materials 1.81%
Alpek, SAB de CV 3.25% 2/25/2031[1]	1,285	1,139
Aris Mining Corp. 6.875% 8/9/2026[1]	400	399
Braskem Idesa SAPI 7.45% 11/15/2029	1,659	1,439
Braskem Idesa SAPI 6.99% 2/20/2032[1]	3,030	2,390
Braskem Idesa SAPI 6.99% 2/20/2032	2,770	2,185
Braskem Netherlands Finance BV 4.50% 1/10/2028	1,064	1,004
Braskem Netherlands Finance BV 4.50% 1/31/2030	736	657
Braskem Netherlands Finance BV 8.50% 1/12/2031	1,900	2,021
Braskem Netherlands Finance BV 8.50% 1/12/2031[1]	1,005	1,069
Braskem Netherlands Finance BV 7.25% 2/13/2033[1]	1,250	1,239
Braskem Netherlands Finance BV 7.25% 2/13/2033	410	406
CAP SA 3.90% 4/27/2031	200	165
CSN Inova Ventures 6.75% 1/28/2028	300	290
CSN Resources SA 8.875% 12/5/2030	1,150	1,167
CSN Resources SA 8.875% 12/5/2030[1]	1,100	1,116
CSN Resources SA 5.875% 4/8/2032[1]	1,610	1,373
First Quantum Minerals, Ltd. 9.375% 3/1/2029[1]	300	318
First Quantum Minerals, Ltd. 8.625% 6/1/2031	250	251
Fresnillo PLC 4.25% 10/2/2050[1]	2,160	1,662
Fresnillo PLC 4.25% 10/2/2050	400	308
GC Treasury Center Co., Ltd. 2.98% 3/18/2031[1]	375	329
Gold Fields Orogen Holding (BVI), Ltd. 6.125% 5/15/2029	200	210
POSCO 5.75% 1/17/2028[1]	200	208
American Funds Emerging Markets Bond Fund — Page 11 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
PT Freeport Indonesia 4.763% 4/14/2027	USD200	$202
PT Freeport Indonesia 5.315% 4/14/2032	1,800	1,831
Sasol Financing USA, LLC 4.375% 9/18/2026	5,210	5,065
Sasol Financing USA, LLC 8.75% 5/3/2029[6]	5,485	5,806
Sasol Financing USA, LLC 8.75% 5/3/2029[1]	4,000	4,234
Sasol Financing USA, LLC 5.50% 3/18/2031	5,350	4,778
Stillwater Mining Co. 4.00% 11/16/2026[6]	1,800	1,721
Stillwater Mining Co. 4.50% 11/16/2029[6]	1,000	853
Suzano Austria gmbh 3.125% 1/15/2032	600	522
		46,357
Industrials 1.39%
Aeropuertos Dominicanos Siglo XXI, SA 7.00% 6/30/2034[1]	2,907	3,047
Ambipar Lux SARL 9.875% 2/6/2031[1]	200	208
Bidvest Group (UK) PLC 3.625% 9/23/2026	800	780
BOC Aviation, Ltd. 3.00% 9/11/2029	1,560	1,462
BOC Aviation, Ltd. 2.625% 9/17/2030	200	181
CK Hutchison International (24), Ltd. 5.50% 4/26/2034[1]	200	210
Embraer Netherlands Finance BV 7.00% 7/28/2030[1]	400	436
Hidrovias International Finance SARL 4.95% 2/8/2031[1]	2,610	2,291
Hidrovias International Finance SARL 4.95% 2/8/2031	800	702
Hutchison Whampoa International, Ltd. 7.45% 11/24/2033	200	239
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032	6,030	6,282
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[1]	3,010	3,136
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[1]	464	471
Lima Metro Line 2 Finance, Ltd. 4.35% 4/5/2036[1]	835	783
Mexico City Airport Trust 4.25% 10/31/2026	900	888
Mexico City Airport Trust 5.50% 7/31/2047	1,000	869
MISC Capital Two (Labuan), Ltd. 3.625% 4/6/2025	400	397
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[1]	1,510	1,485
Movida Europe SA 7.85% 4/11/2029[1]	1,885	1,816
Movida Europe SA 7.85% 4/11/2029	1,030	992
OCP SA 3.75% 6/23/2031	2,000	1,799
OCP SA 6.75% 5/2/2034[1]	3,710	3,990
Simpar Europe SA 5.20% 1/26/2031	200	166
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031	2,250	1,957
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031[1]	300	261
Transnet SOC, Ltd. 8.25% 2/6/2028	300	312
TSMC Arizona Corp. 3.125% 10/25/2041	200	164
TSMC Arizona Corp. 3.25% 10/25/2051	200	157
		35,481
Consumer discretionary 1.20%
Alibaba Group Holding, Ltd. 2.70% 2/9/2041	200	148
Meituan 2.125% 10/28/2025	500	486
Meituan 2.125% 10/28/2025[1]	200	195
Meituan 3.05% 10/28/2030[1]	250	228
Meituan 3.05% 10/28/2030	200	182
Melco Resorts Finance, Ltd. 4.875% 6/6/2025[1]	850	843
Melco Resorts Finance, Ltd. 4.875% 6/6/2025	700	694
Melco Resorts Finance, Ltd. 5.25% 4/26/2026	400	393
Melco Resorts Finance, Ltd. 5.625% 7/17/2027	700	682
Melco Resorts Finance, Ltd. 5.625% 7/17/2027[1]	200	195
Melco Resorts Finance, Ltd. 5.75% 7/21/2028	200	194
American Funds Emerging Markets Bond Fund — Page 12 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Melco Resorts Finance, Ltd. 5.375% 12/4/2029[1]	USD2,250	$2,112
Melco Resorts Finance, Ltd. 5.375% 12/4/2029	1,615	1,516
Melco Resorts Finance, Ltd. 7.625% 4/17/2032[1]	8,055	8,315
MGM China Holdings, Ltd. 4.75% 2/1/2027[1]	700	681
MGM China Holdings, Ltd. 4.75% 2/1/2027	400	389
MGM China Holdings, Ltd. 7.125% 6/26/2031	327	337
Sands China, Ltd. 5.125% 8/8/2025	500	499
Sands China, Ltd. 3.80% 1/8/2026	700	689
Sands China, Ltd. 2.30% 3/8/2027	300	281
Sands China, Ltd. 5.40% 8/8/2028	500	505
Sands China, Ltd. 4.375% 6/18/2030	1,700	1,629
Sands China, Ltd. 3.25% 8/8/2031	2,681	2,359
SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029[1]	1,405	1,448
Studio City Finance, Ltd. 6.50% 1/15/2028	200	196
Studio City Finance, Ltd. 5.00% 1/15/2029	1,770	1,628
Studio City Finance, Ltd. 5.00% 1/15/2029[1]	200	184
Wynn Macau, Ltd. 5.50% 10/1/2027	400	391
Wynn Macau, Ltd. 5.625% 8/26/2028	3,416	3,319
		30,718
Communication services 0.70%
América Móvil, SAB de CV 10.125% 1/22/2029	MXN107,860	5,512
América Móvil, SAB de CV 9.50% 1/27/2031	109,360	5,439
Axiata SPV5 (Labuan), Ltd. 3.064% 8/19/2050	USD677	488
PLDT, Inc. 2.50% 1/23/2031	200	176
Tencent Holdings, Ltd. 2.39% 6/3/2030	500	452
Tencent Holdings, Ltd. 3.925% 1/19/2038	200	183
Tencent Holdings, Ltd. 3.68% 4/22/2041	750	635
Tencent Holdings, Ltd. 3.24% 6/3/2050	2,760	2,029
Tencent Holdings, Ltd. 3.24% 6/3/2050[1]	900	662
Tencent Holdings, Ltd. 3.84% 4/22/2051	2,600	2,109
Tencent Holdings, Ltd. 3.29% 6/3/2060	200	140
		17,825
Consumer staples 0.69%
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	2,509	2,288
Indofood CBP Sukses Makmur Tbk PT 3.541% 4/27/2032	1,400	1,271
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	200	175
InRetail Consumer 3.25% 3/22/2028[1]	2,730	2,563
InRetail Consumer 3.25% 3/22/2028	535	502
MARB BondCo PLC 3.95% 1/29/2031	2,340	2,076
MARB BondCo PLC 3.95% 1/29/2031[1]	1,500	1,331
Minerva Luxembourg SA 4.375% 3/18/2031[1]	400	356
Minerva Luxembourg SA 8.875% 9/13/2033[1]	4,068	4,439
Minerva Luxembourg SA 8.875% 9/13/2033	1,400	1,527
Natura & Co. Luxembourg Holdings SARL 4.125% 5/3/2028[1]	820	756
NBM US Holdings, Inc. 7.00% 5/14/2026[6]	250	252
		17,536
Municipals 0.17%
Aeropuerto Internacional de Tocumen, SA 4.00% 8/11/2041	575	465
Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[1]	1,140	905
Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061	400	318
American Funds Emerging Markets Bond Fund — Page 13 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Municipals (continued)	Principal amount (000)	Value (000)
Rutas 2 & 7 Finance, Ltd. 0% 9/30/2036[1]	USD2,256	$1,635
Rutas 2 & 7 Finance, Ltd. 0% 9/30/2036	1,360	986
		4,309
Information technology 0.16%
Lenovo Group, Ltd. 3.421% 11/2/2030	400	373
Lenovo Group, Ltd. 6.536% 7/27/2032	200	220
SK hynix, Inc. 1.50% 1/19/2026	600	577
SK hynix, Inc. 6.375% 1/17/2028[1]	200	210
SK hynix, Inc. 6.375% 1/17/2028	200	210
SK hynix, Inc. 2.375% 1/19/2031[1]	400	347
SK hynix, Inc. 6.50% 1/17/2033	1,250	1,380
TSMC Global, Ltd. 1.75% 4/23/2028	200	184
TSMC Global, Ltd. 1.375% 9/28/2030	200	170
TSMC Global, Ltd. 2.25% 4/23/2031[1]	400	352
		4,023
Real estate 0.12%
Corp. Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031[1]	725	647
FibraSOMA 4.375% 7/22/2031[1]	1,430	1,185
FibraSOMA 4.375% 7/22/2031	996	826
Fideicomiso Fibra Uno 5.25% 1/30/2026	500	500
		3,158
Health care 0.10%
Rede D’Or Finance SARL 4.95% 1/17/2028	205	203
Rede D’Or Finance SARL 4.50% 1/22/2030	2,500	2,406
		2,609
Total corporate bonds, notes & loans		444,563
U.S. Treasury bonds & notes 1.44% U.S. Treasury 1.44%
U.S. Treasury 4.50% 11/15/2025	4,200	4,228
U.S. Treasury 3.625% 5/31/2028	4,968	4,977
U.S. Treasury 4.625% 9/30/2028[7]	16,900	17,559
U.S. Treasury 3.375% 5/15/2033[7]	2,593	2,521
U.S. Treasury 4.125% 8/15/2053[7]	7,633	7,602
		36,887
Federal agency bonds & notes 1.20%
Bank Gospodarstwa Krajowego 5.75% 7/9/2034[1]	12,390	13,012
Bank Gospodarstwa Krajowego 4.25% 9/13/2044	EUR2,990	3,313
Bank Gospodarstwa Krajowego 6.25% 7/9/2054[1]	USD6,190	6,688
Export Import Bank of Thailand 5.354% 5/16/2029	4,300	4,479
Korea Electric Power Corp. 4.00% 6/14/2027[1]	200	199
Korea Gas Corp. 5.00% 7/8/2029[1]	2,427	2,510
Korea National Oil Corp. 4.875% 4/3/2028[1]	200	204
Korea National Oil Corp. 2.625% 4/18/2032	200	175
		30,580
Total bonds, notes & other debt instruments (cost: $2,239,352,000)		2,313,941
American Funds Emerging Markets Bond Fund — Page 14 of 22

unaudited
Common stocks 0.06% Energy 0.06%		Shares	Value (000)
FORESEA Holding SA, Class C, nonvoting shares		55,880	$1,397
FORESEA Holding SA, Class B		6,208	155
			1,552
Total common stocks (cost: $1,540,000)			1,552
Short-term securities 7.45% Money market investments 5.34%
Capital Group Central Cash Fund 5.09%[8,9]		1,365,736	136,601
Bills & notes of governments & government agencies outside the U.S. 2.11%	Weighted average yield at acquisition	Principal amount (000)
Egypt (Arab Republic of) 10/1/2024	21.977%	EGP202,700	4,198
Egypt (Arab Republic of) 12/17/2024	26.167	377,450	7,382
Egypt (Arab Republic of) 3/11/2025	21.052	757,325	13,950
Egypt (Arab Republic of) 3/18/2025	21.559	746,575	13,686
Nigeria (Republic of) 2/11/2025	18.000	NGN516,145	285
Nigeria (Republic of) 2/20/2025	17.782	688,190	374
Nigeria (Republic of) 2/25/2025	19.913	9,333,205	5,059
Nigeria (Republic of) 3/6/2025	19.315	14,654,031	7,891
Nigeria (Republic of) 3/13/2025	17.900	917,590	492
Nigeria (Republic of) 3/27/2025	18.586	1,540,520	817
			54,134
Total short-term securities (cost: $193,198,000)			190,735
Total investment securities 97.95% (cost: $2,434,090,000)			2,506,228
Other assets less liabilities 2.05%			52,432
Net assets 100.00%			$2,558,660
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2024 (000)
2 Year U.S. Treasury Note Futures	Long	739	1/6/2025	USD153,891	$383
5 Year Euro-Bobl Futures	Short	285	12/10/2024	(38,086)	(257)
5 Year U.S. Treasury Note Futures	Long	309	12/31/2024	33,954	(180)
10 Year Euro-Bund Futures	Short	93	12/10/2024	(13,967)	(154)
10 Year Ultra U.S. Treasury Note Futures	Long	112	12/31/2024	13,249	(11)
10 Year U.S. Treasury Note Futures	Short	16	12/31/2024	(1,828)	— [10]
20 Year U.S. Treasury Bond Futures	Short	4	12/31/2024	(497)	2
30 Year Euro-Buxl Futures	Short	8	12/10/2024	(1,214)	12
30 Year Ultra U.S. Treasury Bond Futures	Long	84	12/31/2024	11,180	(89)
					$(294)
American Funds Emerging Markets Bond Fund — Page 15 of 22

unaudited
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	3,791	BRL	20,000	JPMorgan Chase	10/2/2024	$121
BRL	10,000	USD	1,789	JPMorgan Chase	10/2/2024	46
BRL	10,000	USD	1,874	Morgan Stanley	10/2/2024	(38)
PLN	4,011	USD	1,052	JPMorgan Chase	10/3/2024	(10)
MYR	4,439	USD	1,029	JPMorgan Chase	10/4/2024	48
USD	961	MXN	18,154	Citibank	10/4/2024	40
ZAR	12,530	USD	699	Goldman Sachs	10/4/2024	26
ZAR	7,955	USD	441	Morgan Stanley	10/4/2024	20
TRY	10,331	USD	291	Standard Chartered Bank	10/4/2024	10
USD	935	MXN	18,296	Standard Chartered Bank	10/4/2024	7
USD	945	CZK	21,303	Citibank	10/4/2024	4
USD	412	HUF	146,168	Standard Chartered Bank	10/4/2024	3
RON	4,804	USD	1,072	Standard Chartered Bank	10/4/2024	3
PLN	1,794	USD	465	Standard Chartered Bank	10/4/2024	1
USD	31,622	EUR	28,404	Goldman Sachs	10/4/2024	— [10]
CZK	11,049	USD	489	Citibank	10/4/2024	(1)
KRW	1,200,000	USD	917	JPMorgan Chase	10/4/2024	(4)
MXN	8,189	USD	421	Citibank	10/4/2024	(5)
EUR	8,000	USD	8,913	Standard Chartered Bank	10/4/2024	(6)
USD	688	JPY	100,000	JPMorgan Chase	10/4/2024	(8)
MXN	18,319	USD	946	Citibank	10/4/2024	(16)
CZK	130,990	USD	5,810	JPMorgan Chase	10/4/2024	(27)
USD	873	KRW	1,200,000	Citibank	10/4/2024	(40)
USD	1,587	ZAR	28,579	Citibank	10/4/2024	(67)
USD	1,943	THB	66,958	Morgan Stanley	10/4/2024	(124)
USD	20,094	ZAR	362,821	Morgan Stanley	10/4/2024	(899)
THB	146,300	USD	4,368	HSBC Bank	10/7/2024	148
THB	18,208	USD	532	Citibank	10/7/2024	30
ZAR	12,240	USD	684	JPMorgan Chase	10/7/2024	24
RON	2,920	USD	651	Citibank	10/7/2024	2
USD	517	PLN	2,007	JPMorgan Chase	10/7/2024	(4)
HUF	255,050	EUR	648	HSBC Bank	10/7/2024	(8)
USD	860	ZAR	16,000	Goldman Sachs	10/7/2024	(66)
HUF	3,706,305	USD	10,460	Citibank	10/7/2024	(79)
CNH	7,417	USD	1,050	Citibank	10/8/2024	9
THB	35,425	USD	1,060	JPMorgan Chase	10/9/2024	34
USD	1,163	ILS	4,303	HSBC Bank	10/9/2024	8
CNH	112,700	USD	15,882	BNP Paribas	10/10/2024	215
CNH	19,520	USD	2,761	Citibank	10/10/2024	27
CNH	10,848	USD	1,530	JPMorgan Chase	10/10/2024	19
EUR	509	USD	567	Morgan Stanley	10/10/2024	— [10]
USD	8,655	EUR	7,772	BNP Paribas	10/10/2024	— [10]
USD	1,684	EUR	1,513	Citibank	10/10/2024	(1)
USD	499	CNH	3,529	Citibank	10/10/2024	(5)
USD	4,994	EUR	4,496	Standard Chartered Bank	10/10/2024	(12)
USD	26,903	EUR	24,175	Morgan Stanley	10/10/2024	(19)
USD	15,856	CNH	112,700	Citibank	10/10/2024	(242)
COP	10,516	USD	3	Morgan Stanley	10/11/2024	— [10]
USD	1,030	BRL	5,695	Citibank	10/11/2024	(14)
THB	70,536	USD	2,099	Goldman Sachs	10/15/2024	79
MYR	4,543	USD	1,049	JPMorgan Chase	10/15/2024	52
American Funds Emerging Markets Bond Fund — Page 16 of 22

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2024 (000)
Currency purchased (000)		Currency sold (000)
PLN	18,300	USD	4,710	HSBC Bank	10/17/2024	$43
PLN	17,735	USD	4,565	HSBC Bank	10/17/2024	41
TRY	132,500	USD	3,767	Barclays Bank PLC	10/17/2024	37
TRY	41,062	USD	1,159	Citibank	10/17/2024	19
PLN	4,880	USD	1,260	Citibank	10/17/2024	8
CZK	50,190	USD	2,209	Citibank	10/17/2024	7
MXN	10,795	USD	540	Morgan Stanley	10/17/2024	7
EUR	400	USD	442	Morgan Stanley	10/17/2024	4
PLN	291	USD	75	HSBC Bank	10/17/2024	1
USD	1,264	PLN	4,862	JPMorgan Chase	10/17/2024	1
USD	145	EUR	131	Citibank	10/17/2024	(1)
PLN	1,238	USD	322	JPMorgan Chase	10/17/2024	(1)
USD	1,110	CZK	25,213	Citibank	10/17/2024	(4)
USD	15,972	EUR	14,470	Citibank	10/17/2024	(148)
ZAR	50,331	USD	2,804	Citibank	10/18/2024	104
USD	2,029	ILS	7,450	Bank of America	10/18/2024	30
USD	1,261	ILS	4,600	Goldman Sachs	10/18/2024	26
USD	595	ILS	2,156	Citibank	10/18/2024	16
HUF	177,160	USD	494	HSBC Bank	10/18/2024	2
HUF	375,837	USD	1,051	JPMorgan Chase	10/18/2024	1
USD	184	HUF	66,077	Citibank	10/18/2024	(1)
ZAR	17,110	USD	994	Goldman Sachs	10/18/2024	(6)
USD	432	ILS	1,675	BNP Paribas	10/18/2024	(17)
USD	576	ZAR	10,342	Citibank	10/18/2024	(21)
CLP	2,944,260	USD	3,174	Morgan Stanley	10/21/2024	99
CLP	970,878	USD	1,037	Citibank	10/21/2024	43
BRL	4,300	USD	760	JPMorgan Chase	10/21/2024	27
BRL	5,718	USD	1,034	Citibank	10/21/2024	13
BRL	1,642	USD	292	Citibank	10/21/2024	8
PEN	113	USD	30	Citibank	10/21/2024	1
IDR	67,168	USD	4	Citibank	10/21/2024	— [10]
USD	556	IDR	8,645,015	Citibank	10/21/2024	(12)
USD	597	CLP	553,851	Citibank	10/21/2024	(19)
USD	6,844	BRL	37,670	Citibank	10/21/2024	(53)
USD	2,147	BRL	12,143	JPMorgan Chase	10/21/2024	(77)
USD	2,608	PEN	10,000	Citibank	10/21/2024	(88)
THB	36,347	USD	1,096	Citibank	10/22/2024	27
USD	8,133	ILS	30,538	Citibank	10/22/2024	(63)
MYR	71,700	USD	16,827	HSBC Bank	10/23/2024	550
MYR	10,340	USD	2,446	JPMorgan Chase	10/23/2024	60
MYR	27,000	USD	6,485	JPMorgan Chase	10/23/2024	59
TRY	265,300	USD	7,547	Morgan Stanley	10/23/2024	17
CNH	7,524	USD	1,068	JPMorgan Chase	10/23/2024	7
ZAR	3,904	USD	223	JPMorgan Chase	10/23/2024	3
CZK	176,300	USD	7,812	Morgan Stanley	10/23/2024	(24)
USD	26,203	MYR	110,779	Standard Chartered Bank	10/23/2024	(644)
ZAR	18,753	USD	1,071	Citibank	10/25/2024	12
TRY	37,801	USD	1,072	Barclays Bank PLC	10/25/2024	3
USD	12,043	MXN	235,196	Bank of New York Mellon	10/28/2024	153
PEN	2,631	USD	702	Morgan Stanley	10/28/2024	8
COP	13,363	USD	3	Morgan Stanley	10/28/2024	— [10]
American Funds Emerging Markets Bond Fund — Page 17 of 22

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2024 (000)
Currency purchased (000)		Currency sold (000)
BRL	8,608	USD	1,580	Morgan Stanley	10/28/2024	$(5)
PLN	4,110	USD	1,075	Morgan Stanley	10/28/2024	(8)
USD	6,428	KRW	8,550,380	Citibank	10/28/2024	(63)
CLP	981,519	USD	1,089	JPMorgan Chase	10/30/2024	2
ZAR	18,529	USD	1,083	Citibank	11/1/2024	(14)
THB	311,100	USD	8,814	Citibank	11/4/2024	807
USD	1,288	CZK	29,145	JPMorgan Chase	11/4/2024	— [10]
USD	11,652	EUR	10,700	BNP Paribas	11/4/2024	(277)
USD	919	KRW	1,200,000	JPMorgan Chase	11/7/2024	7
USD	7,159	BRL	40,400	JPMorgan Chase	11/7/2024	(224)
USD	11,655	BRL	68,100	Citibank	11/7/2024	(789)
USD	4,951	THB	167,198	JPMorgan Chase	11/29/2024	(228)
TRY	49,450	USD	1,069	Goldman Sachs	6/30/2025	37
						$(1,216)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
5.298%	Annual	6-month PLN-WIBOR	Semi-annual	2/14/2026	PLN20,400	$(1)	$—	$(1)
6-month CZK-PRIBOR	Semi-annual	3.875%	Annual	2/14/2026	CZK117,590	(30)	—	(30)
6.44%	28-day	28-day MXN-TIIE	28-day	7/24/2026	MXN20,650	(47)	—	(47)
7.28%	28-day	28-day MXN-TIIE	28-day	9/30/2026	13,000	(21)	—	(21)
7.24%	28-day	28-day MXN-TIIE	28-day	10/2/2026	13,000	(21)	—	(21)
8.705%	28-day	28-day MXN-TIIE	28-day	6/4/2027	19,700	(2)	—	(2)
9.4797%	28-day	28-day MXN-TIIE	28-day	7/12/2028	17,900	26	—	26
8.875%	28-day	28-day MXN-TIIE	28-day	11/14/2028	115,000	60	—	60
8.84%	28-day	28-day MXN-TIIE	28-day	11/22/2028	25,800	12	—	12
9.6455%	28-day	28-day MXN-TIIE	28-day	4/25/2029	35,000	74	—	74
5.086%	Annual	6-month PLN-WIBOR	Semi-annual	7/12/2029	PLN11,980	98	—	98
6-month CZK-PRIBOR	Semi-annual	3.635%	Annual	7/12/2029	CZK68,840	(66)	—	(66)
4.2245%	Annual	3-month ILS-TELBOR	Quarterly	10/2/2029	ILS250	— [10]	—	— [10]
						$82	$—	$82
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 9/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
10.69660495%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL10,441	$(80)	$—	$(80)
10.8325%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	15,000	(84)	—	(84)
							$(164)	$—	$(164)
American Funds Emerging Markets Bond Fund — Page 18 of 22

unaudited
Investments in affiliates9

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend or interest income (000)
Short-term securities 5.34%
Money market investments 5.34%
Capital Group Central Cash Fund 5.09%[8]	$61,865	$1,262,925	$1,188,304	$96	$19	$136,601	$4,165
Restricted securities6

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Sasol Financing USA, LLC 8.75% 5/3/2029	7/5/2023-7/11/2024	$5,532	$5,806	.23%
Kosmos Energy, Ltd. 7.125% 4/4/2026	7/20/2023-7/11/2024	1,460	1,511.06
Kosmos Energy, Ltd. 7.50% 3/1/2028	7/20/2023-7/11/2024	1,363	1,417.05
Stillwater Mining Co. 4.00% 11/16/2026	2/8/2024-7/11/2024	1,652	1,721.07
Stillwater Mining Co. 4.50% 11/16/2029	1/26/2024-7/11/2024	806	853.03
NBM US Holdings, Inc. 7.00% 5/14/2026	8/4/2021	251	252.01
Modec Finance BV 7.84% 7/15/2026[4]	1/26/2024	200	201.01
Total		$11,264	$11,761	.46%

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $230,066,000, which represented 8.99% of the net assets of the fund.

[2]	Step bond; coupon rate may change at a later date.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Value determined using significant unobservable inputs.
[5]	Scheduled interest and/or principal payment was not received.
[6]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $11,761,000, which represented .46% of the net assets of the fund.

[7]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $5,691,000, which represented .22% of the net assets of the fund.
[8]	Rate represents the seven-day yield at 9/30/2024.
[9]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[10]	Amount less than one thousand.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American Funds Emerging Markets Bond Fund — Page 19 of 22

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $178,491,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $250,716,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps while held were $37,452,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading.
American Funds Emerging Markets Bond Fund — Page 20 of 22

unaudited
Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	$—	$1,801,819	$92	$1,801,911
Corporate bonds, notes & loans	—	444,362	201	444,563
U.S. Treasury bonds & notes	—	36,887	—	36,887
Federal agency bonds & notes	—	30,580	—	30,580
Common stocks	—	1,552	—	1,552
Short-term securities	136,601	54,134	—	190,735
Total	$136,601	$2,369,334	$293	$2,506,228

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$397	$—	$—	$397
Unrealized appreciation on open forward currency contracts	—	3,266	—	3,266
Unrealized appreciation on centrally cleared interest rate swaps	—	270	—	270
Liabilities:
Unrealized depreciation on futures contracts	(691)	—	—	(691)
Unrealized depreciation on open forward currency contracts	—	(4,482)	—	(4,482)
Unrealized depreciation on centrally cleared interest rate swaps	—	(188)	—	(188)
Unrealized depreciation on bilateral interest rate swaps	—	(164)	—	(164)
Total	$(294)	$(1,298)	$—	$(1,592)
*
Futures contracts, forward currency contracts and interest rate swaps are not included in the fund’s investment portfolio.

Key to abbreviation(s)
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CLP = Chilean pesos
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
DOP = Dominican pesos
EGP = Egyptian pounds
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
KZT = Kazakhstani tenge

MXN = Mexican pesos
MYR = Malaysian ringgits
NGN = Nigerian naira
PEN = Peruvian nuevos soles
PHP = Philippine pesos
PLN = Polish zloty
PRIBOR = Prague Interbank Offered Rate
RON = Romanian leu
RSC = Restricted Scope Company
SOFR = Secured Overnight Financing Rate
TELBOR = Tel Aviv Interbank Offered Rate
THB = Thai baht
TIIE = Interbank Equilibrium Interest Rate
TRY = Turkish lira
UAH = Ukrainian hryvnia
USD = U.S. dollars
WIBOR = Warsaw Interbank Offered Rate
ZAR = South African rand
American Funds Emerging Markets Bond Fund — Page 21 of 22

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP3-114-1124
American Funds Emerging Markets Bond Fund — Page 22 of 22